Expenses	12 Months Ended
Dec. 31, 2020
Operating Expenses [Abstract]
Expenses
22.	EXPENSES

Research and development costs can be analysed as follows:

	2020	2019	2018

Wages and benefits	$1,586,900	$874,673	$822,258
Subcontract fees	3,802,919	834,598	888,566
Stock-based compensation	567,859	237,311	395,468
Supplies	676,639	137,233	156,184

	$6,634,317	$2,083,815	$2,262,476

Selling, marketing and administration costs can be analysed as follows:

Stock-based compensation	$3,045,086	$2,650,830	$3,207,411
Wages and benefits	2,233,449	1,619,719	1,433,286
Professional fees	800,551	1,120,805	735,604
General expenses	1,188,712	813,951	392,901
Depreciation and amortization	813,103	243,674	153,244
Management and consulting fees	-	154,357	155,169
Rent and facility costs	57,097	94,051	96,260

	$8,137,998	$6,697,387	$6,173,875